Property, Plant And Equipment (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 20,102	$ 19,761	$ 20,661
Operating leases, rent expense		5,296	4,953	4,482
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition		(46)	(2,914)	(361)
Operating leases, future minimum payments due, current		4,361
Operating leases, future minimum payments, due in two years		4,046
Operating leases, future minimum payments, due in three years		3,558
Operating leases, future minimum payments, due in four years		3,253
Operating leases, future minimum payments, due in five years		2,836
Operating leases, future minimum payments, due thereafter		9,540
Capital leases, future minimum payments due, current		154
Capital leases, future minimum payment, due in two years		130
Capital leases, future minimum payment, due in three years		118
Capital leases, future minimum payment, due in four years		124
Capital leases, future minimum payments, due in five years		124
Capital leases, future minimum payment,due thereafter		1,261
Copper Network Assets [Member]
Property, Plant and Equipment [Line Items]
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition	$ 2,883
Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 3,092	$ 2,810	$ 2,362